Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004


March 5, 2009





VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:      RYDEX ETF TRUST (FILE NOS. 333-101625 AND 811-21261)
         ----------------------------------------------------


Ladies and Gentlemen:

On behalf of our client, Rydex ETF Trust (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the Trust's Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 11, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0000935069-09-000489 on March 2, 2009.

Please do not hesitate to contact me at 202.739.5654 should you have any questions.

Very truly yours,


/s/ W. John McGuire
-------------------
W. John McGuire